STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
STOCKHOLDERS' EQUITY
Stock-based compensation

Grantees	Option Shares	Vesting Periods	Total Fair Value of Options	2019 Stock-Based Compensation Expense	Unrecognized expense at March 31, 2019
Consultants	1,280,000	July 25, 2018 to July 24, 2019	$682,240	$466,197	$216,043
Consultants	185,221	January 16, 2019 to January 15, 2022	$336,732	$23,150	$313,582
Chief Executive Officer	64,687	*	$42,761	$42,761	—
Total	1,529,908		$1,061,733	$532,108	$529,625

Stock option activity

		Options Outstanding
			Weighted
	Shares		Average
	Available	Number of	Exercise
	for Grant	Shares	Prices
Balance at April 1, 2019	1,470,092	1,529,908	$0.85
Options granted	(22,686)	22,686	$2.25
Balance at June 30, 2019	1,447,406	1,552,594	$0.88

		Options Outstanding
			Weighted
	Shares		Average
	Available	Number of	Exercise
	for Grant	Shares	Prices
Balance at April 1, 2017	—	—	—
Shares authorized under the EIP	3,000,000	—	—
Balance at March 31, 2018	3,000,000	—	$—
Options granted	(1,529,908)	1,529,908	$0.86
Balance at March 31, 2019	1,470,092	1,529,908	$0.86

	Options Outstanding			Options Exercisable
Weighted
Average
		Remaining	Weighted		Weighted
		Contractual	Average		Average	Aggregate
	Number	Life	Exercise	Number	Exercise	Intrinsic
Range of Exercise Price	Outstanding	(in Years)	Price	Exercisable	Price	value
$0.66 - $2.25	1,529,908	9.39	$0.86	918,020	0.68	$—